Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Provision for staff bonus	$ 58,603	$ 80,552
Accrued staff salaries	129,737	18,049
Accrued administrative expenses	309,028	346,732
Other payables	5,051
Total	$ 502,419	$ 445,333